Capitalization - Liquidation Preference (Details)	12 Months Ended
	Dec. 31, 2021 item Vote $ / shares	Dec. 31, 2020 item
Temporary Equity [Line Items]
Dividends declared | $ / shares	$ 0
Number of votes for each share of common stock into which temporary equity can be converted | Vote	1
Series AA
Temporary Equity [Line Items]
Liquidation preference per share | $ / shares	$ 3.0817
Series B
Temporary Equity [Line Items]
Liquidation preference per share | $ / shares	$ 10.6592
Holders of preferred stock who are entitled to appoint number of member of the board of directors | item	1
Number of member of board of directors who was elected by holders of preferred stock | item	1	1
Series B-1
Temporary Equity [Line Items]
Liquidation preference per share | $ / shares	$ 12.4168
Holders of preferred stock who are entitled to appoint number of member of the board of directors | item	1
Number of member of board of directors who was elected by holders of preferred stock | item	4	1
Series B-2
Temporary Equity [Line Items]
Liquidation preference per share | $ / shares	$ 12.4168
Junior convertible preferred stock
Temporary Equity [Line Items]
Liquidation preference per share | $ / shares	$ 12.4168
Dividends rate	6.00%
Holders of preferred stock who are entitled to appoint number of member of the board of directors | item	2
Number of member of board of directors who was elected by holders of preferred stock | item	2	2